Earnings (loss) per share - Schedule of Earnings per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss) attributable to Teva's ordinary shareholders	$ 1,410	$ (1,639)	$ (559)
Weighted average shares outstanding	1,145	1,131	1,119
Basic earnings (loss) attributable to Teva's ordinary shareholders	$ 1.23	$ (1.45)	$ (0.5)
Diluted effect of stock options, RSUs and PSUs	17
Total dilutive shares outstanding	1,163	1,131	1,119
Diluted earnings (loss) attributable to Teva's ordinary shareholders	$ 1.21	$ (1.45)	$ (0.5)